Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Receivables [Abstract]
GST	$ 22,993	$ 31,441
Other debtors – research and development tax refund receivable	390,800	143,313
Accounts receivable	45,931	8,251
Trade and other receivables	$ 459,724	$ 183,005